DEBT - Shareholder Loans Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2016	Nov. 30, 2014	Sep. 30, 2014	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Consideration received on sale of subsidiary ownership interest	$ 170,000
Long-term debt				$ 2,410,847	$ 1,977,198
Other current liabilities				62,282	78,984
KSI Shareholder Loan
Debt Instrument [Line Items]
Balloon payment, period after final acceptance date			120 months
Black and Veatch Shareholder Loan
Debt Instrument [Line Items]
Balloon payment, period after final acceptance date		120 months
Shareholder Notes Payable | KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt				$ 44,100	44,100
Interest rate				6.00%
Periodic payment, percentage of value of loan			2.50%
Frequency of periodic payments			6 months
Periodic payment commencement, period after final acceptance date			12 months
Shareholder Notes Payable | September 2014 - KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt				$ 21,700
Shareholder Notes Payable | November 2014 - KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt				$ 9,000
Other current liabilities					$ 6,500
Shareholder Notes Payable | Black and Veatch Shareholder Loan
Debt Instrument [Line Items]
Long-term debt		$ 5,000
Interest rate		6.00%
Periodic payment, percentage of value of loan		2.50%
Frequency of periodic payments		6 months
Periodic payment commencement, period after final acceptance date		12 months
Golar GHK Lessors Limited | Keppel Shipyard Limited
Debt Instrument [Line Items]
Percentage ownership of subsidiary sold			10.00%
Consideration received on sale of subsidiary ownership interest			$ 21,700
Golar GHK Lessors Limited | Black and Veatch
Debt Instrument [Line Items]
Consideration received on sale of subsidiary ownership interest		$ 5,000
Number of subsidiary shares sold in transaction		0.01